Loans Payable (Tables)	12 Months Ended
Dec. 31, 2024
Loans Payable [Abstract]
Schedule of Loans Payable

At December 31, 2024 and 2023, loans payable consisted of the following:

	As of December 31,
	2024	2023
Hire purchases – Motor Vehicle	$166,438	$248,768
Term loan I	—	154,195
Term loan II	—	147,697
Short-term loan	231,042	166,533
	397,480	717,193
Less current portion	(264,177)	(512,435)
Long-term loans payable	$133,303	$204,758

Schedule of Future Minimum Lease Payments

Future minimum lease payments under hire purchases that have initial non-cancellable lease terms in excess of one year as of December 31, 2024 were as follows:

Finance leases
Year Ended December 31,
2025	$40,718
2026	40,718
2027	40,718
2028	40,718
Thereafter	23,752
186,624
Less: Imputed interest	(20,186)
Hire purchases liabilities	166,438

Hire purchases liabilities – current	$33,135
Hire purchases liabilities – non-current	$133,303